UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21370

                 OPPENHEIMER INTERNATIONAL LARGE-CAP CORE TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                        Shares           Value
------------------------------------------------------------------------------
COMMON STOCKS--97.2%
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.6%
------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Denso Corp.                                              1,200   $      28,979
------------------------------------------------------------------------------
AUTOMOBILES--2.2%
Toyota Motor Corp.                                       3,900         147,432
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Compass Group plc                                        2,870          12,396
------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.5%
Daito Trust Construction Co. Ltd.                          900          33,222
------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV               3,620          98,271
------------------------------------------------------------------------------
Sony Corp.                                               1,500          48,989
------------------------------------------------------------------------------
Thomson SA                                               2,580          58,496
                                                                 -------------
                                                                       238,978
------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Great Universal Stores (The) plc                         2,050          32,607
------------------------------------------------------------------------------
MEDIA--2.3%
British Sky Broadcasting Group plc                       3,510          32,974
------------------------------------------------------------------------------
Reed Elsevier NV                                         2,160          29,410
------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                            5,652          15,554
------------------------------------------------------------------------------
Vivendi Universal SA                                     1,450          45,994
------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR                               660          34,762
                                                                 -------------
                                                                       158,694
------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Kingfisher plc                                           6,000          27,078
------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Adidas-Salomon AG                                          150          27,162
------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                          610          50,699
                                                                 -------------
                                                                        77,861
------------------------------------------------------------------------------
CONSUMER STAPLES--10.6%
------------------------------------------------------------------------------
BEVERAGES--2.6%
Asahi Breweries Ltd.                                     2,000          22,476
------------------------------------------------------------------------------
Diageo plc                                               7,000          96,701
------------------------------------------------------------------------------
Foster's Group Ltd.                                      4,380          18,047
------------------------------------------------------------------------------
InBev NV                                                 1,100          40,878
                                                                 -------------
                                                                       178,102
------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.8%
Carrefour SA                                             1,260          59,488
------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                      1,000          33,005
------------------------------------------------------------------------------
Tesco plc                                               18,000         102,976
                                                                 -------------
                                                                       195,469
------------------------------------------------------------------------------
FOOD PRODUCTS--4.0%
Cadbury Schweppes plc                                    6,000          57,789
------------------------------------------------------------------------------
Nestle SA                                                  510         139,913
------------------------------------------------------------------------------
Nissin Food Products Co. Ltd.                            1,200          29,887
------------------------------------------------------------------------------
Unilever NV                                                660          44,252
                                                                 -------------
                                                                       271,841
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Kao Corp.                                                2,000          45,719


1               |               Oppenheimer International Large-Cap Core Fund

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
------------------------------------------------------------------------------

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------
TOBACCO--0.5%
Imperial Tobacco Group plc                               1,350   $      34,713
------------------------------------------------------------------------------
ENERGY--10.4%
------------------------------------------------------------------------------
OIL & GAS--10.4%
BP plc                                                  19,000         209,210
------------------------------------------------------------------------------
ENI SpA                                                  7,280         206,807
------------------------------------------------------------------------------
Repsol YPF SA                                            1,470          41,070
------------------------------------------------------------------------------
Royal Dutch Shell plc, B Shares                          1,090          34,598
------------------------------------------------------------------------------
Total SA, B Shares                                         900         224,963
                                                                 -------------
                                                                       716,648
------------------------------------------------------------------------------
FINANCIALS--24.3%
------------------------------------------------------------------------------
CAPITAL MARKETS--3.0%
Deutsche Bank AG                                           830          72,003
------------------------------------------------------------------------------
UBS AG                                                   1,640         134,784
                                                                 -------------
                                                                       206,787
------------------------------------------------------------------------------
COMMERCIAL BANKS--13.9%
Banco Bilbao Vizcaya Argentaria SA                       6,770         114,177
------------------------------------------------------------------------------
Bank of Ireland                                          3,220          53,564
------------------------------------------------------------------------------
Barclays plc                                            16,000         156,634
------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                  2,500          24,185
------------------------------------------------------------------------------
HBOS plc                                                 5,480          83,264
------------------------------------------------------------------------------
HSBC Holdings plc                                        6,000          97,334
------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                       9          75,570
------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                   3,900         116,115
------------------------------------------------------------------------------
Societe Generale, Cl. A                                    820          89,727
------------------------------------------------------------------------------
UniCredito Italiano SpA                                 13,680          72,482
------------------------------------------------------------------------------
Westpac Banking Corp. Ltd.                               4,840          72,366
                                                                 -------------
                                                                       955,418
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.1%
Credit Saison Co. Ltd.                                   1,400          46,483
------------------------------------------------------------------------------
Deutsche Boerse AG                                         490          43,054
------------------------------------------------------------------------------
ING Groep NV                                             4,660         141,137
------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                               4,000          47,392
                                                                 -------------
                                                                       278,066
------------------------------------------------------------------------------
INSURANCE--2.4%
Allianz AG                                                 510          64,552
------------------------------------------------------------------------------
Aviva plc                                                3,190          36,667
------------------------------------------------------------------------------
Axa SA                                                   2,370          64,536
                                                                 -------------
                                                                       165,755
------------------------------------------------------------------------------
REAL ESTATE--0.9%
Mitsui Fudosan Co. Ltd.                                  3,000          33,995
------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                             2,660          27,426
                                                                 -------------
                                                                        61,421
------------------------------------------------------------------------------
HEALTH CARE--9.9%
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Smith & Nephew plc                                       4,000          38,034
------------------------------------------------------------------------------
PHARMACEUTICALS--9.4%
Eisai Co. Ltd.                                           1,700          57,656
------------------------------------------------------------------------------


2               |               Oppenheimer International Large-Cap Core Fund

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
------------------------------------------------------------------------------

                                                        Shares           Value
------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
GlaxoSmithKline plc                                      4,000   $      94,276
------------------------------------------------------------------------------
Novartis AG                                              2,130         103,644
------------------------------------------------------------------------------
Roche Holdings AG                                          970         131,888
------------------------------------------------------------------------------
Sanofi-Aventis SA                                        1,241         107,356
------------------------------------------------------------------------------
Schering AG                                                620          39,052
------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                           2,100         107,405
                                                                 -------------
                                                                       641,277
------------------------------------------------------------------------------
INDUSTRIALS--7.5%
------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
BAE Systems plc                                          8,560          46,196
------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
TNT NV                                                   1,360          34,496
------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Brambles Industries Ltd.                                 8,510          53,307
------------------------------------------------------------------------------
DAI Nippon Printing Co. Ltd.                             2,000          31,310
------------------------------------------------------------------------------
Hays plc                                                15,000          33,745
                                                                 -------------
                                                                       118,362
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Sumitomo Electric Industries, Inc.                       3,000          33,372
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.2%
Siemens AG                                               1,510         116,347
------------------------------------------------------------------------------
Smiths Group plc                                         2,000          33,692
                                                                 -------------
                                                                       150,039
------------------------------------------------------------------------------
MACHINERY--0.6%
Atlas Copco AB, A Shares                                 2,580          43,848
------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Mitsui & Co. Ltd.                                        6,000          57,852
------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.5%
BAA plc                                                  3,000          31,821
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.6%
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
Telefonaktiebolaget LM Ericsson, B Shares               21,980          75,562
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Keyence Corp.                                              200          47,996
------------------------------------------------------------------------------
TDK Corp.                                                  400          27,467
                                                                 -------------
                                                                        75,463
------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.4%
Canon, Inc.                                              2,000          98,352
------------------------------------------------------------------------------
MATERIALS--7.2%
------------------------------------------------------------------------------
CHEMICALS--2.0%
BASF AG                                                    900          63,944
------------------------------------------------------------------------------
BOC Group plc                                            2,000          38,034
------------------------------------------------------------------------------
Shin-Etsu Chemical Co.                                     900          34,103
                                                                 -------------
                                                                       136,081
------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.5%
Cemex SA de CV, Sponsored ADR                              900          42,444
------------------------------------------------------------------------------
CRH plc                                                  1,470          41,617
------------------------------------------------------------------------------
Hanson plc                                               5,000          50,266
------------------------------------------------------------------------------


3               |               Oppenheimer International Large-Cap Core Fund

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
------------------------------------------------------------------------------

                                                        Shares           Value
------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------
CONSTRUCTION MATERIALS CONTINUED
Holcim Ltd.                                                570   $      35,256
                                                                 -------------
                                                                       169,583
------------------------------------------------------------------------------
METALS & MINING--2.7%
Broken Hill Proprietary Co. Ltd.                        10,120         149,750
------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                          1,100          35,816
                                                                 -------------
                                                                       185,566
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.6%
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.5%
France Telecom SA                                          960          29,646
------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                        4,830          20,702
------------------------------------------------------------------------------
Telecom Italia SpA                                      19,890          65,052
------------------------------------------------------------------------------
Telefonica SA                                            9,141         153,942
------------------------------------------------------------------------------
Telstra Corp. Ltd., ADR                                  2,110          40,639
                                                                 -------------
                                                                       309,981
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.1%
China Mobile Hong Kong Ltd., ADR                         1,870          37,718
------------------------------------------------------------------------------
KDDI Corp.                                                  11          53,031
------------------------------------------------------------------------------
Vodafone Group plc                                      72,850         187,576
                                                                 -------------
                                                                       278,325
------------------------------------------------------------------------------
UTILITIES--4.5%
------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
CLP Holdings Ltd.                                        5,000          28,912
------------------------------------------------------------------------------
E.ON AG                                                  1,040          96,210
------------------------------------------------------------------------------
Enel SpA                                                 5,760          49,340
------------------------------------------------------------------------------
ScottishPower plc                                        5,000          44,291
                                                                 -------------
                                                                       218,753
------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Tokyo Gas Co. Ltd.                                      13,000          47,294
------------------------------------------------------------------------------
WATER UTILITIES--0.6%
Sociedad General de Aguas de Barcelona SA, Cl. A         1,770          39,508
                                                                 -------------
Total Common Stocks (Cost $5,049,115)                                6,663,729


                                                            Principal
                                                               Amount
-------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.7%
-------------------------------------------------------------------------------------
Undivided interest of 0.02% in joint repurchase
agreement (Principal Amount/Value $765,696,000, with
a maturity value of $765,904,652) with UBS Warburg
LLC, 3.27%, dated 7/29/05, to be repurchased at
$185,050 on 8/1/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/35, with a value of
$782,601,759 (Cost $185,000)                              $   185,000         185,000
-------------------------------------------------------------------------------------

Total Investments, at Value (Cost $5,234,115)                    99.9%      6,848,729
-------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                   0.1           4,393
                                                          ---------------------------
Net Assets                                                      100.0    $  6,853,122
                                                          ===========================


4               |               Oppenheimer International Large-Cap Core Fund

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                          Value      Percent
-------------------------------------------------------------------------------
United Kingdom                                        $   1,763,749        25.8%
Japan                                                     1,188,987        17.4
France                                                      730,905        10.7
Switzerland                                                 545,485         8.0
Germany                                                     522,324         7.6
Italy                                                       393,681         5.7
Spain                                                       348,697         5.1
The Netherlands                                             347,566         5.1
Australia                                                   334,109         4.9
United States                                               185,000         2.7
Sweden                                                      119,410         1.7
Ireland                                                      95,181         1.4
Hong Kong                                                    56,338         0.8
Mexico                                                       42,444         0.6
Belgium                                                      40,878         0.6
Singapore                                                    39,739         0.6
China                                                        37,718         0.5
Brazil                                                       35,816         0.5
New Zealand                                                  20,702         0.3
                                                      -------------------------
Total                                                 $   6,848,729       100.0%
                                                      =========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $5,234,115
                                         ===========

Gross unrealized appreciation            $1,663,546
Gross unrealized depreciation               (48,932)
                                         -----------
Net unrealized appreciation              $1,614,614
                                         ===========


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked"


5               |               Oppenheimer International Large-Cap Core Fund

Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
------------------------------------------------------------------------------

prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


6               |               Oppenheimer International Large-Cap Core Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Large-Cap Core Trust


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005